Long-Term Vat Receivable - Schedule of Long-Term Receivable (Details) - Long-Term VAT Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-Term Vat Receivable [Line Items]
Opening balance	$ 2,261,717	$ 1,799,497
VAT related to local purchases and services	1,149,881	738,638
Foreign exchange	483,018	(276,418)
Balance, end of period	3,894,616	2,261,717
Current portion
Long-term portion	$ 3,894,616	$ 2,261,717